SCHEDULE OF CONVERTIBLE NOTES, NET OF DISCOUNT (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Convertible notes, gross		$ 339,687
Blue Lake [Member]
Short-Term Debt [Line Items]
Convertible notes, gross		227,187
Fourth Man [Member]
Short-Term Debt [Line Items]
Convertible notes, gross		112,500
August Two Thousand And Twenty One [Member]
Short-Term Debt [Line Items]
Convertible notes, net	782,469	747,541
August Two Thousand And Twenty One [Member] | Related Parties Convertible Note Five Percentage Coupon December Two Thousand Twenty Three [Member]
Short-Term Debt [Line Items]
Convertible notes, net	280,052	267,553
August Two Thousand And Twenty One [Member] | Chief Financial Officer Convertible Note Five Percentage Coupon December Two Thousand Twenty Three [Member]
Short-Term Debt [Line Items]
Convertible notes, net	84,018	80,266
August Two Thousand And Twenty One [Member] | Accredited Investors Convertible Note Five Percentage Coupon December Two Thousand Twenty Three [Member]
Short-Term Debt [Line Items]
Convertible notes, net	418,399	399,722
Fourth Man Convertible Note [Member]
Short-Term Debt [Line Items]
Convertible notes, net	233,393	279,658
Less Debt discount recorded	0	(61,301)
Fourth Man Convertible Note [Member] | Twelve Percent Coupon March Two Thousand Twenty Two [Member]
Short-Term Debt [Line Items]
Convertible notes, net	233,393	340,959
May 2023 [Member]
Short-Term Debt [Line Items]
Convertible notes, gross	905,484	847,000
Less Debt discount recorded	(605,000)	(605,000)
Amortization debt discount, net or reversal of original and unamortized BCF	605,000	333,119
Convertible notes, net	905,484	575,119
May 2023 [Member] | Mast Hill [Member]
Short-Term Debt [Line Items]
Convertible notes, gross	905,484	847,000
June 2023 [Member]
Short-Term Debt [Line Items]
Convertible notes, gross	495,800	469,000
Less Debt discount recorded	(332,748)	(332,748)
Amortization debt discount, net or reversal of original and unamortized BCF	332,748	173,941
Convertible notes, net	495,800	310,193
June 2023 [Member] | Blue Lake Partners LLC [Member]
Short-Term Debt [Line Items]
Convertible notes, gross	$ 495,800	$ 469,000